Business Acquisition - Summarized Unaudited Pro Forma Results of Operations (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Business Acquisition [Line Items]
Pro forma net income (loss) attributable to ATA Creativity Global	¥ (174,265,822)	¥ 757,139,789
Huanqiuyimeng
Business Acquisition [Line Items]
Pro forma net revenues	¥ 201,416,606	¥ 105,071,457